Deposits	12 Months Ended
Dec. 31, 2024
Deposits [Abstract]
Deposits	Deposits
Time deposits in denominations of $250,000 or more totaled $2.1 billion at Dec. 31, 2024 and $1.5 billion at Dec. 31, 2023.

At Dec. 31, 2024, the scheduled maturities of total time deposits are $4.1 billion in 2025, $557 million in 2026, $330 million in 2027, $361 million in 2028 and $251 million in 2029. No time deposits are scheduled to mature after 2029.